Schedule of Portfolio Investments
March 31, 2025
Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Security Description Shares . Value
Common Stocks (99.2%)
Communication Services (9.4%):
Alphabet, Inc., Class C ................................................... 8,752 $ 1,367,325
Alphabet, Inc., Class A ................................................... 9,972 1,542,070
AT&T, Inc. ........................................................... 12,290 347,561
Charter Communications, Inc., Class A(a) ..................................... 165 60,807
Comcast Corp., Class A .................................................. 6,420 236,898
Electronic Arts, Inc. ..................................................... 403 58,242
Fox Corp., Class A ...................................................... 369 20,885
Fox Corp., Class B ...................................................... 225 11,860
Liberty Media Corp.-Liberty Formula One(a) ................................... 374 33,664
Liberty Media Corp.-Liberty Formula One(a) ................................... 38 3,096
Live Nation Entertainment, Inc.(a) ........................................... 264 34,473
Meta Platforms, Inc., Class A .............................................. 3,748 2,160,197
Netflix, Inc.(a) ......................................................... 728 678,882
Omnicom Group, Inc. .................................................... 333 27,609
Pinterest, Inc., Class A(a) ................................................. 1,003 31,093
ROBLOX Corp., Class A(a) ............................................... 950 55,376
Snap, Inc., Class A(a) .................................................... 1,873 16,314
Spotify Technology SA(a) ................................................. 261 143,558
Take-Two Interactive Software, Inc.(a) ........................................ 278 57,615
The Trade Desk, Inc., Class A(a) ............................................ 771 42,189
The Walt Disney Co. .................................................... 3,097 305,674
T-Mobile US, Inc. ...................................................... 794 211,768
Verizon Communications, Inc. .............................................. 7,215 327,272
Warner Bros Discovery, Inc.(a) ............................................. 3,809 40,871
7,815,299
Communications Equipment (0.8%):
Arista Networks, Inc.(a) .................................................. 1,774 137,450
Cisco Systems, Inc. ..................................................... 6,806 419,998
Motorola Solutions, Inc. .................................................. 284 124,338
681,786
Consumer Discretionary (10.0%):
Airbnb, Inc., Class A(a) .................................................. 713 85,175
Amazon.com, Inc.(a) .................................................... 16,250 3,091,725
AutoZone, Inc.(a) ....................................................... 28 106,758
Best Buy Co., Inc. ...................................................... 337 24,806
Booking Holdings, Inc. ................................................... 56 257,987
Burlington Stores, Inc.(a) ................................................. 108 25,740
Carnival Corp.(a) ....................................................... 1,844 36,013
Carvana Co.(a) ......................................................... 208 43,489
Chipotle Mexican Grill, Inc.(a) ............................................. 2,305 115,734
D.R. Horton, Inc. ....................................................... 476 60,514
Darden Restaurants, Inc. .................................................. 200 41,552
Deckers Outdoor Corp.(a) ................................................. 258 28,847
Domino's Pizza, Inc. ..................................................... 58 26,648
DoorDash, Inc., Class A(a) ................................................ 571 104,362
DraftKings, Inc.(a) ...................................................... 806 26,767
eBay, Inc. ............................................................ 796 53,913
Expedia Group, Inc. ..................................................... 209 35,133
Ford Motor Co. ........................................................ 6,656 66,760
Garmin Ltd. ........................................................... 266 57,756
General Motors Co. ..................................................... 1,702 80,045
Genuine Parts Co. ...................................................... 237 28,236
Hilton Worldwide Holdings, Inc. ............................................ 403 91,703
Las Vegas Sands Corp. ................................................... 638 24,646
Lennar Corp., Class A .................................................... 392 44,994
Lennar Corp., Class B ................................................... 17 1,854
Lowe's Cos., Inc. ....................................................... 967 225,533
Lululemon Athletica, Inc.(a) ............................................... 182 51,517
Marriott International, Inc., Class A .......................................... 413 98,376
McDonald's Corp. ...................................................... 1,224 382,341
NIKE, Inc., Class B ..................................................... 1,991 126,389

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
NVR, Inc.(a) .......................................................... 4 $ 28,977
O'Reilly Automotive, Inc.(a) ............................................... 97 138,960
Pool Corp. ............................................................ 62 19,738
PulteGroup, Inc. ........................................................ 344 35,363
Ross Stores, Inc. ....................................................... 553 70,668
Royal Caribbean Cruises Ltd. .............................................. 419 86,079
Starbucks Corp. ........................................................ 1,944 190,687
Tesla, Inc.(a) .......................................................... 4,804 1,245,005
The Home Depot, Inc. ................................................... 1,702 623,766
The TJX Cos., Inc. ...................................................... 1,925 234,465
Tractor Supply Co. ...................................................... 908 50,031
Ulta Beauty, Inc.(a) ..................................................... 79 28,957
Williams-Sonoma, Inc. ................................................... 203 32,094
Yum! Brands, Inc. ...................................................... 477 75,061
8,305,164
Consumer Staples (5.9%):
Altria Group, Inc. ....................................................... 2,894 173,698
Archer-Daniels-Midland Co. ............................................... 816 39,176
Brown-Forman Corp., Class B ............................................. 496 16,834
Brown-Forman Corp., Class A .............................................. 75 2,510
Church & Dwight Co., Inc. ................................................ 421 46,348
Colgate-Palmolive Co. ................................................... 1,389 130,149
Constellation Brands, Inc., Class A .......................................... 238 43,678
Costco Wholesale Corp. .................................................. 759 717,847
Dollar General Corp. .................................................... 376 33,062
Dollar Tree, Inc.(a) ...................................................... 368 27,626
General Mills, Inc. ...................................................... 941 56,262
Hormel Foods Corp. ..................................................... 499 15,439
Kellanova ............................................................ 504 41,575
Kenvue, Inc. .......................................................... 3,275 78,535
Keurig Dr. Pepper, Inc. ................................................... 2,068 70,767
Kimberly-Clark Corp. .................................................... 567 80,639
McCormick & Co., Inc. .................................................. 453 37,286
Mondelez International, Inc., Class A ......................................... 2,213 150,152
Monster Beverage Corp.(a) ................................................ 1,185 69,346
PepsiCo, Inc. .......................................................... 2,343 351,309
Philip Morris International, Inc. ............................................. 2,661 422,381
Sysco Corp. ........................................................... 836 62,733
Target Corp. .......................................................... 783 81,714
The Campbell's Company ................................................. 336 13,413
The Clorox Co. ........................................................ 210 30,922
The Coca-Cola Co. ...................................................... 7,318 524,115
The Estee Lauder Cos., Inc. ............................................... 399 26,334
The Hershey Co. ....................................................... 252 43,100
The Kraft Heinz Co. ..................................................... 2,041 62,108
The Kroger Co. ........................................................ 1,230 83,259
The Procter & Gamble Co. ................................................ 4,018 684,748
Tyson Foods, Inc., Class A ................................................ 477 30,437
Walmart, Inc. .......................................................... 7,476 656,318
4,903,820
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 2,064 135,378
CDW Corp. ........................................................... 226 36,219
Corning, Inc. .......................................................... 1,336 61,162
Jabil, Inc. ............................................................ 182 24,765
Keysight Technologies, Inc.(a) ............................................. 294 44,032
TE Connectivity PLC .................................................... 510 72,073
Teledyne Technologies, Inc.(a) ............................................. 79 39,319
Trimble, Inc.(a) ........................................................ 420 27,573
Zebra Technologies Corp.(a) ............................................... 87 24,583
465,104
Energy (3.7%):
Baker Hughes Co. ...................................................... 1,695 74,495

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Cheniere Energy, Inc. .................................................... 379 $ 87,701
Chevron Corp. ......................................................... 3,017 504,714
ConocoPhillips Co. ..................................................... 2,179 228,839
Coterra Energy, Inc. ..................................................... 1,285 37,136
Devon Energy Corp. ..................................................... 1,056 39,494
Diamondback Energy, Inc. ................................................ 318 50,842
EOG Resources, Inc. .................................................... 947 121,443
EQT Corp. ............................................................ 1,016 54,285
Expand Energy Corp. .................................................... 354 39,407
Exxon Mobil Corp. ..................................................... 7,426 883,174
Halliburton Co. ........................................................ 1,481 37,573
Hess Corp. ............................................................ 490 78,268
Kinder Morgan, Inc. ..................................................... 3,324 94,834
Marathon Petroleum Corp. ................................................ 532 77,507
Occidental Petroleum Corp. ............................................... 1,603 79,124
ONEOK, Inc. .......................................................... 1,068 105,967
Phillips 66 Co. ......................................................... 697 86,065
Schlumberger NV ...................................................... 2,326 97,227
Targa Resources Corp. ................................................... 367 73,572
Texas Pacific Land Corp. ................................................. 39 51,675
The Williams Cos., Inc. .................................................. 2,080 124,301
Valero Energy Corp. ..................................................... 537 70,922
3,098,565
Financials (14.4%):
Affirm Holdings, Inc.(a) .................................................. 455 20,561
Aflac, Inc. ............................................................ 840 93,400
American Express Co. ................................................... 1,202 323,398
American International Group, Inc. .......................................... 1,013 88,070
Ameriprise Financial, Inc. ................................................. 171 82,783
Aon PLC, Class A ...................................................... 358 142,874
Apollo Global Management, Inc. ............................................ 689 94,352
Arch Capital Group Ltd. .................................................. 621 59,728
Ares Management Corp., Class A ........................................... 328 48,088
Arthur J. Gallagher & Co. ................................................. 432 149,144
Bank of America Corp. ................................................... 13,015 543,116
Berkshire Hathaway, Inc., Class B(a) ......................................... 2,285 1,216,945
Blackrock, Inc. ........................................................ 246 232,834
Blackstone, Inc. ........................................................ 1,238 173,048
Block, Inc.(a) .......................................................... 934 50,744
Brown & Brown, Inc. .................................................... 406 50,506
Capital One Financial Corp. ............................................... 645 115,648
Cboe Global Markets, Inc. ................................................ 178 40,280
Chubb Ltd. ........................................................... 682 205,957
Cincinnati Financial Corp. ................................................ 263 38,850
Citigroup, Inc. ......................................................... 3,221 228,659
Citizens Financial Group, Inc. .............................................. 742 30,400
CME Group, Inc. ....................................................... 615 163,153
Coinbase Global, Inc., Class A(a) ........................................... 342 58,903
Corebridge Financial, Inc. ................................................. 625 19,731
Discover Financial Services ............................................... 428 73,060
Erie Indemnity Co., Class A ............................................... 43 18,019
Everest Group Ltd. ...................................................... 55 19,983
FactSet Research Systems, Inc. ............................................. 65 29,552
Fidelity National Information Services, Inc. .................................... 907 67,735
Fifth Third Bancorp ..................................................... 1,139 44,649
First Citizens Bancshares, Inc., Class A ....................................... 16 29,666
Fiserv, Inc.(a) .......................................................... 955 210,893
Global Payments, Inc. .................................................... 420 41,126
Huntington Bancshares, Inc. ............................................... 2,476 37,165
Interactive Brokers Group, Inc. ............................................. 180 29,806
Intercontinental Exchange, Inc. ............................................. 977 168,532
JPMorgan Chase & Co. .................................................. 4,777 1,171,798
KeyCorp ............................................................. 1,888 30,189
KKR & Co., Inc. ....................................................... 1,159 133,992

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Loews Corp. .......................................................... 300 $ 27,573
LPL Financial Holdings, Inc. ............................................... 127 41,547
M&T Bank Corp. ....................................................... 280 50,050
Markel Group, Inc.(a) .................................................... 21 39,262
Marsh & McLennan Cos., Inc. ............................................. 841 205,229
Mastercard, Inc., Class A ................................................. 1,404 769,560
MetLife, Inc. .......................................................... 974 78,202
Moody's Corp. ......................................................... 308 143,433
Morgan Stanley ........................................................ 2,112 246,407
MSCI, Inc. ........................................................... 128 72,384
Nasdaq, Inc. .......................................................... 706 53,557
Northern Trust Corp. .................................................... 329 32,456
PayPal Holdings, Inc.(a) .................................................. 1,689 110,207
Principal Financial Group, Inc. ............................................. 383 32,314
Prudential Financial, Inc. ................................................. 605 67,566
Raymond James Financial, Inc. ............................................. 316 43,896
Regions Financial Corp. .................................................. 1,547 33,616
Robinhood Markets, Inc., Class A(a) ......................................... 1,263 52,566
S&P Global, Inc. ....................................................... 527 267,769
SoFi Technologies, Inc.(a) ................................................. 1,841 21,411
State Street Corp. ....................................................... 491 43,959
Synchrony Financial ..................................................... 663 35,099
T. Rowe Price Group, Inc. ................................................. 373 34,268
The Allstate Corp. ...................................................... 451 93,389
The Bank of New York Mellon Corp. ......................................... 1,227 102,908
The Carlyle Group, Inc. .................................................. 437 19,049
The Charles Schwab Corp. ................................................ 2,928 229,204
The Goldman Sachs Group, Inc. ............................................ 532 290,626
The Hartford Insurance Group, Inc. .......................................... 487 60,257
The PNC Financial Services Group, Inc. ...................................... 675 118,645
The Progressive Corp. ................................................... 1,002 283,576
The Travelers Cos., Inc. .................................................. 387 102,346
Toast, Inc., Class A(a) .................................................... 760 25,209
Truist Financial Corp. .................................................... 2,233 91,888
U.S. Bancorp .......................................................... 2,665 112,516
Visa, Inc., Class A ...................................................... 2,947 1,032,806
W.R. Berkley Corp. ..................................................... 496 35,295
Wells Fargo & Co. ...................................................... 5,629 404,106
Willis Towers Watson PLC ................................................ 170 57,452
11,938,940
Health Care (11.1%):
Abbott Laboratories ..................................................... 2,954 391,848
AbbVie, Inc. .......................................................... 3,023 633,379
Agilent Technologies, Inc. ................................................. 486 56,852
Align Technology, Inc.(a) ................................................. 118 18,745
Alnylam Pharmaceuticals, Inc.(a) ........................................... 212 57,244
Amgen, Inc. ........................................................... 919 286,314
Avantor, Inc.(a) ........................................................ 1,138 18,447
Baxter International, Inc. ................................................. 870 29,780
Becton Dickinson & Co. .................................................. 491 112,468
Biogen, Inc.(a) ......................................................... 249 34,073
Boston Scientific Corp.(a) ................................................. 2,518 254,016
Bristol-Myers Squibb Co. ................................................. 3,477 212,062
Cardinal Health, Inc. .................................................... 413 56,899
Cencora, Inc. .......................................................... 309 85,930
Centene Corp.(a) ....................................................... 841 51,057
CVS Health Corp. ...................................................... 2,159 146,272
Danaher Corp. ......................................................... 1,111 227,755
Dexcom, Inc.(a) ........................................................ 661 45,140
Edwards Lifesciences Corp.(a) ............................................. 988 71,610
Elevance Health, Inc. .................................................... 389 169,199
Eli Lilly & Co. ......................................................... 1,457 1,203,351
GE HealthCare Technologies, Inc. ........................................... 782 63,115
Gilead Sciences, Inc. .................................................... 2,131 238,779

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
HCA Healthcare, Inc. .................................................... 299 $ 103,319
Hologic, Inc.(a) ........................................................ 381 23,534
Humana, Inc. .......................................................... 206 54,508
IDEXX Laboratories, Inc.(a) ............................................... 138 57,953
Illumina, Inc.(a) ........................................................ 270 21,422
Incyte Corp.(a) ......................................................... 327 19,800
Insulet Corp.(a) ........................................................ 119 31,251
Intuitive Surgical, Inc.(a) ................................................. 607 300,629
IQVIA Holdings, Inc.(a) .................................................. 299 52,714
Johnson & Johnson ..................................................... 4,123 683,758
Labcorp Holdings, Inc. ................................................... 143 33,282
McKesson Corp. ....................................................... 214 144,020
Medtronic PLC ........................................................ 2,196 197,333
Merck & Co., Inc. ...................................................... 4,327 388,392
Mettler-Toledo International, Inc.(a) ......................................... 35 41,332
Moderna, Inc.(a) ....................................................... 586 16,613
Molina Healthcare, Inc.(a) ................................................ 94 30,963
Natera, Inc.(a) ......................................................... 219 30,969
Pfizer, Inc. ............................................................ 9,714 246,153
Quest Diagnostics, Inc. ................................................... 189 31,979
Regeneron Pharmaceuticals, Inc. ............................................ 180 114,161
ResMed, Inc. .......................................................... 250 55,962
Revvity, Inc. .......................................................... 205 21,689
STERIS PLC .......................................................... 167 37,851
Stryker Corp. .......................................................... 612 227,817
The Cigna Group ....................................................... 461 151,669
The Cooper Cos., Inc.(a) .................................................. 340 28,679
Thermo Fisher Scientific, Inc. .............................................. 645 320,952
UnitedHealth Group, Inc. ................................................. 1,565 819,669
Veeva Systems, Inc., Class A(a) ............................................. 253 58,602
Vertex Pharmaceuticals, Inc.(a) ............................................. 438 212,351
Viatris, Inc. ........................................................... 1,996 17,385
Waters Corp.(a) ........................................................ 101 37,226
West Pharmaceutical Services, Inc. .......................................... 123 27,537
Zimmer Biomet Holdings, Inc. ............................................. 340 38,481
Zoetis, Inc. ........................................................... 767 126,287
9,270,577
Industrials (8.6%):
3M Co. .............................................................. 930 136,580
AMETEK, Inc. ........................................................ 393 67,651
Automatic Data Processing, Inc. ............................................ 696 212,649
Axon Enterprise, Inc.(a) .................................................. 124 65,218
Booz Allen Hamilton Holding Corp. ......................................... 213 22,276
Broadridge Financial Solutions, Inc. ......................................... 199 48,250
Builders FirstSource, Inc.(a) ............................................... 190 23,739
Carlisle Cos., Inc. ....................................................... 75 25,538
Carrier Global Corp. ..................................................... 1,378 87,365
Caterpillar, Inc. ........................................................ 817 269,447
Cintas Corp. .......................................................... 588 120,852
Copart, Inc.(a) ......................................................... 1,515 85,734
CSX Corp. ............................................................ 3,242 95,412
Cummins, Inc. ......................................................... 231 72,405
Deere & Co. .......................................................... 430 201,820
Delta Air Lines, Inc. ..................................................... 1,103 48,091
Dover Corp. ........................................................... 234 41,109
Eaton Corp. PLC ....................................................... 670 182,126
EMCOR Group, Inc. .................................................... 76 28,092
Emerson Electric Co. .................................................... 964 105,693
Equifax, Inc. .......................................................... 211 51,391
Expeditors International of Washington, Inc. .................................... 234 28,138
Fastenal Co. ........................................................... 981 76,077
FedEx Corp. .......................................................... 377 91,905
Ferguson Enterprises, Inc. ................................................. 336 53,837
Fortive Corp. .......................................................... 580 42,444

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
GE Vernova, Inc. ....................................................... 472 $ 144,092
General Dynamics Corp. .................................................. 460 125,387
General Electric Co. ..................................................... 1,835 367,275
Graco, Inc. ........................................................... 287 23,967
HEICO Corp. .......................................................... 72 19,238
HEICO Corp., Class A ................................................... 130 27,426
Honeywell International, Inc. .............................................. 1,111 235,254
Howmet Aerospace, Inc. .................................................. 686 88,995
Hubbell, Inc. .......................................................... 91 30,113
IDEX Corp. ........................................................... 129 23,345
Illinois Tool Works, Inc. .................................................. 501 124,253
Ingersoll Rand, Inc. ..................................................... 689 55,141
J.B. Hunt Transport Services, Inc. ........................................... 135 19,973
Jacobs Solutions, Inc. .................................................... 210 25,387
Johnson Controls International PLC .......................................... 1,127 90,284
L3Harris Technologies, Inc. ............................................... 321 67,189
Leidos Holdings, Inc. .................................................... 216 29,147
Lennox International, Inc. ................................................. 55 30,846
Lockheed Martin Corp. ................................................... 403 180,024
Nordson Corp. ......................................................... 88 17,751
Norfolk Southern Corp. .................................................. 388 91,898
Northrop Grumman Corp. ................................................. 247 126,466
Old Dominion Freight Line, Inc. ............................................ 314 51,951
Otis Worldwide Corp. .................................................... 679 70,073
PACCAR, Inc. ......................................................... 883 85,978
Parker-Hannifin Corp. ................................................... 219 133,119
Paychex, Inc. .......................................................... 552 85,163
Pentair PLC ........................................................... 281 24,582
Quanta Services, Inc. .................................................... 250 63,545
Republic Services, Inc. ................................................... 346 83,787
Rockwell Automation, Inc. ................................................ 193 49,867
Rollins, Inc. ........................................................... 497 26,853
RTX Corp. ............................................................ 2,287 302,936
Snap-on, Inc. .......................................................... 87 29,320
Southwest Airlines Co. ................................................... 1,004 33,714
SS&C Technologies Holdings, Inc. .......................................... 366 30,572
Stanley Black & Decker, Inc. .............................................. 263 20,219
Textron, Inc. .......................................................... 309 22,325
The Boeing Co.(a) ...................................................... 1,288 219,668
Trane Technologies PLC .................................................. 383 129,040
TransDigm Group, Inc. ................................................... 94 130,029
TransUnion ........................................................... 332 27,553
Uber Technologies, Inc.(a) ................................................ 3,441 250,711
Union Pacific Corp. ..................................................... 1,042 246,162
United Airlines Holdings, Inc.(a) ............................................ 557 38,461
United Parcel Service, Inc., Class B .......................................... 1,268 139,467
United Rentals, Inc. ..................................................... 111 69,564
Veralto Corp. .......................................................... 407 39,662
Verisk Analytics, Inc. .................................................... 239 71,131
Vertiv Holdings Co., Class A ............................................... 640 46,208
W.W. Grainger, Inc. ..................................................... 77 76,063
Waste Management, Inc. .................................................. 687 159,047
Watsco, Inc. ........................................................... 59 29,990
Westinghouse Air Brake Technologies Corp. .................................... 289 52,410
XPO, Inc.(a) .......................................................... 195 20,978
Xylem, Inc. ........................................................... 413 49,337
7,136,775
IT Services (1.3%):
Accenture PLC, Class A .................................................. 1,069 333,571
Akamai Technologies, Inc.(a) .............................................. 252 20,286
Cloudflare, Inc., Class A(a) ................................................ 518 58,373
Cognizant Technology Solutions Corp., Class A ................................. 843 64,490
Gartner, Inc.(a) ........................................................ 128 53,727
GoDaddy, Inc., Class A(a) ................................................. 240 43,234

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
International Business Machines Corp. ........................................ 1,588 $ 394,872
MongoDB, Inc.(a) ...................................................... 123 21,574
Snowflake, Inc., Class A(a) ................................................ 527 77,026
VeriSign, Inc.(a) ........................................................ 160 40,619
1,107,772
Materials (2.0%):
Air Products and Chemicals, Inc. ............................................ 378 111,480
Amcor PLC ........................................................... 2,468 23,940
Avery Dennison Corp. ................................................... 133 23,670
Ball Corp. ............................................................ 482 25,098
CF Industries Holdings, Inc. ............................................... 288 22,507
Corteva, Inc. .......................................................... 1,173 73,817
Dow, Inc. ............................................................ 1,201 41,939
DuPont de Nemours, Inc. ................................................. 714 53,322
Ecolab, Inc. ........................................................... 434 110,028
Freeport-McMoRan, Inc. ................................................. 2,449 92,719
International Flavors & Fragrances, Inc. ....................................... 431 33,450
International Paper Co. ................................................... 892 47,588
Linde PLC ............................................................ 805 374,840
LyondellBasell Industries NV, Class A ........................................ 441 31,046
Martin Marietta Materials, Inc. ............................................. 103 49,247
Newmont Corp. ........................................................ 1,929 93,132
Nucor Corp. ........................................................... 392 47,173
Packaging Corp. of America ............................................... 150 29,703
PPG Industries, Inc. ..................................................... 387 42,318
Reliance, Inc. .......................................................... 90 25,988
RPM International, Inc. .................................................. 217 25,103
Smurfit WestRock PLC ................................................... 875 39,428
Steel Dynamics, Inc. ..................................................... 241 30,144
The Sherwin-Williams Co. ................................................ 401 140,025
Vulcan Materials Co. .................................................... 225 52,492
Westlake Corp. ........................................................ 56 5,602
1,645,799
Real Estate (2.2%):
Alexandria Real Estate Equities, Inc. ......................................... 293 27,106
American Tower Corp. ................................................... 799 173,862
AvalonBay Communities, Inc. .............................................. 242 51,938
CBRE Group, Inc., Class A(a) .............................................. 510 66,698
CoStar Group, Inc.(a) .................................................... 713 56,491
Crown Castle, Inc. ...................................................... 743 77,443
Digital Realty Trust, Inc. .................................................. 576 82,535
Equinix, Inc. .......................................................... 166 135,348
Equity Residential ...................................................... 645 46,169
Essex Property Trust, Inc. ................................................. 109 33,416
Extra Space Storage, Inc. ................................................. 358 53,159
Gaming and Leisure Properties, Inc. ......................................... 450 22,905
Invitation Homes, Inc. ................................................... 1,046 36,453
Iron Mountain, Inc. ..................................................... 500 43,020
Mid-America Apartment Communities, Inc. .................................... 198 33,181
Prologis, Inc. .......................................................... 1,582 176,852
Public Storage ......................................................... 270 80,808
Realty Income Corp. .................................................... 1,526 88,523
SBA Communications Corp. ............................................... 181 39,822
Simon Property Group, Inc. ............................................... 554 92,008
Sun Communities, Inc. ................................................... 215 27,658
UDR, Inc. ............................................................ 565 25,521
Ventas, Inc. ........................................................... 745 51,226
VICI Properties, Inc. .................................................... 1,805 58,879
Welltower, Inc. ......................................................... 1,099 168,378
Weyerhaeuser Co. ...................................................... 1,238 36,249
Zillow Group, Inc., Class A(a) .............................................. 89 5,951
Zillow Group, Inc., Class C(a) .............................................. 277 18,991
1,810,590

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Semiconductors & Semiconductor Equipment (9.4%):
Advanced Micro Devices, Inc.(a) ............................................ 2,761 $ 283,665
Analog Devices, Inc. .................................................... 848 171,016
Applied Materials, Inc. ................................................... 1,389 201,572
Broadcom, Inc. ........................................................ 7,901 1,322,864
Entegris, Inc. .......................................................... 255 22,307
First Solar, Inc.(a) ...................................................... 170 21,493
Intel Corp. ............................................................ 7,420 168,508
KLA Corp. ........................................................... 227 154,315
Lam Research Corp. ..................................................... 2,191 159,286
Marvell Technology, Inc. ................................................. 1,476 90,877
Microchip Technology, Inc. ................................................ 902 43,666
Micron Technology, Inc. .................................................. 1,902 165,265
Monolithic Power Systems, Inc. ............................................ 78 45,239
NVIDIA Corp. ......................................................... 40,168 4,353,408
ON Semiconductor Corp.(a) ............................................... 717 29,175
QUALCOMM, Inc. ..................................................... 1,894 290,937
Skyworks Solutions, Inc. ................................................. 274 17,709
Teradyne, Inc. ......................................................... 269 22,219
Texas Instruments, Inc. ................................................... 1,557 279,793
7,843,314
Software (10.1%):
Adobe, Inc.(a) ......................................................... 743 284,963
ANSYS, Inc.(a) ........................................................ 149 47,167
AppLovin Corp., Class A(a) ............................................... 364 96,449
Atlassian Corp., Class A(a) ................................................ 268 56,872
Autodesk, Inc.(a) ....................................................... 364 95,295
Bentley Systems, Inc., Class B ............................................. 237 9,324
Cadence Design Systems, Inc.(a) ............................................ 468 119,026
Corpay, Inc.(a) ......................................................... 116 40,452
Crowdstrike Holdings, Inc., Class A(a) ....................................... 408 143,853
Datadog, Inc., Class A(a) ................................................. 522 51,788
Dynatrace, Inc.(a) ...................................................... 499 23,528
Fair Isaac Corp.(a) ...................................................... 40 73,766
Fortinet, Inc.(a) ........................................................ 1,094 105,308
Gen Digital, Inc. ....................................................... 956 25,372
HubSpot, Inc.(a) ....................................................... 86 49,131
Intuit, Inc. ............................................................ 467 286,733
Microsoft Corp. ........................................................ 12,560 4,714,898
MicroStrategy, Inc.(a) .................................................... 407 117,326
Oracle Corp. .......................................................... 2,827 395,243
Palantir Technologies, Inc., Class A(a) ........................................ 3,642 307,385
Palo Alto Networks, Inc.(a) ................................................ 1,122 191,458
PTC, Inc.(a) ........................................................... 204 31,610
Roper Technologies, Inc. .................................................. 183 107,893
Salesforce, Inc. ........................................................ 1,605 430,718
ServiceNow, Inc.(a) ..................................................... 351 279,445
Synopsys, Inc.(a) ....................................................... 263 112,788
Tyler Technologies, Inc.(a) ................................................ 73 42,441
Workday, Inc., Class A(a) ................................................. 364 85,005
Zoom Communications, Inc.(a) ............................................. 449 33,123
Zscaler, Inc.(a) ......................................................... 164 32,541
8,390,901
Technology Hardware, Storage & Peripherals (7.2%):
Apple, Inc. ........................................................... 25,736 5,716,738
Dell Technologies, Inc., Class C ............................................ 531 48,401
Hewlett Packard Enterprise Co. ............................................. 2,239 34,548
HP, Inc. .............................................................. 1,612 44,636
NetApp, Inc. .......................................................... 347 30,480
Pure Storage, Inc., Class A(a) .............................................. 528 23,375
Seagate Technology Holdings PLC .......................................... 360 30,582
Super Micro Computer, Inc.(a)(b) ........................................... 873 29,891

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Western Digital Corp.(a) .................................................. 591 $ 23,894
5,982,545
Utilities (2.5%):
Alliant Energy Corp. .................................................... 439 28,250
Ameren Corp. ......................................................... 460 46,184
American Electric Power Co., Inc. ........................................... 911 99,545
American Water Works Co., Inc. ............................................ 333 49,124
Atmos Energy Corp. ..................................................... 270 41,737
CenterPoint Energy, Inc. .................................................. 1,112 40,288
CMS Energy Corp. ...................................................... 508 38,156
Consolidated Edison, Inc. ................................................. 604 66,796
Constellation Energy Corp. ................................................ 535 107,872
Dominion Energy, Inc. ................................................... 1,458 81,750
DTE Energy Co. ....................................................... 354 48,948
Duke Energy Corp. ...................................................... 1,328 161,976
Edison International ..................................................... 659 38,828
Entergy Corp. ......................................................... 736 62,921
Evergy, Inc. ........................................................... 388 26,753
Eversource Energy ...................................................... 627 38,943
Exelon Corp. .......................................................... 1,722 79,350
FirstEnergy Corp. ....................................................... 987 39,894
NextEra Energy, Inc. .................................................... 3,523 249,745
NiSource, Inc. ......................................................... 803 32,192
NRG Energy, Inc. ....................................................... 332 31,693
PG&E Corp. .......................................................... 3,640 62,535
PPL Corp. ............................................................ 1,264 45,643
Public Service Enterprise Group, Inc. ......................................... 853 70,202
Sempra .............................................................. 1,116 79,638
The Southern Co. ....................................................... 1,876 172,498
Vistra Corp. ........................................................... 576 67,645
WEC Energy Group, Inc. ................................................. 540 58,849
Xcel Energy, Inc. ....................................................... 981 69,445
2,037,400
Total Common Stocks (Cost $18,447,748) 82,434,351
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(d) ........ 7,560 7,560
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(d) ............ 7,560 7,560
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(d) ............... 7,560 7,560
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(d) . 7,560 7,560
Total Collateral for Securities Loaned (Cost $30,240) 30,240
Total Investments (Cost $18,477,988) — 99.2% 82,464,591
Other assets in excess of liabilities — 0.8% 685,796
NET ASSETS - 100.00% $ 83,150,387
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on March 31, 2025.
PLC
—
Public Limited Company

Victory Variable Insurance Funds
Victory 500 Index VIP Series

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Schedule of Portfolio Investments — continued
March 31, 2025
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 6/20/25 $ 565,784 $ 565,325 $ (459)
Total unrealized appreciation $ —
Total unrealized depreciation (459)
Total net unrealized appreciation (depreciation) $ (459)

Schedule of Portfolio Investments
March 31, 2025
Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Security Description Shares . Value
Common Stocks (0.0%)(a)
Consumer Discretionary (0.0%):(a)
Jo-Ann Stores LLC(b) ................................................... 562 $ 6
Health Care (0.0%):
Covis Parent SCA, Class A Shares(b)(c) ....................................... 147 —
Covis Parent SCA, Class B Shares(b)(c) ....................................... 147 —
Covis Parent SCA, Class C Shares(b)(c) ....................................... 147 —
Covis Parent SCA, Class D Shares(b)(c) ...................................... 147 —
Covis Parent SCA, Class E Shares(b)(c) ....................................... 147 —
—
Total Common Stocks (Cost $1,581) 6
Principal Amount
Senior Secured Loans (5.9%)
Communication Services (0.6%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loans, First Lien, 11.32%
(SOFR01M+700bps), 1/4/29(d) ......................................... $ 34,825 34,660
Getty Images, Inc., Dollar Fixed Rate Term B-1 Loans, First Lien, 2/21/30(e) ............ 15,000 14,888
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien, 3/9/27(e) .......... 49,872 46,658
96,206
Consumer Discretionary (1.3%):
Great Outdoors Group LLC, Term Loan B, First Lien, 7.57% (SOFR01M+325bps), 1/23/32(d) 24,938 24,844
Men's Wearhouse, Inc., Term Loans, First Lien, 10.79% (SOFR03M+650bps), 2/26/29(d) ... 63,491 63,226
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 7.58%
(SOFR03M+325bps), 3/6/28(d) ......................................... 170,353 154,808
242,878
Financials (1.7%):
1261229 BC Ltd., Term Loan, First Lien, 9/25/30(e) .............................. 25,000 24,000
Chariot Buyer LLC, Initial Term Loans, First Lien, 7.57% (SOFR01M+325bps), 11/3/28(d) .. 193,500 191,524
Kronos Acquisition Holdings, Inc., Initial Loans, First Lien, 8.29% (SOFR03M+400bps),
7/8/31(d) ......................................................... 24,938 21,322
Level 3 Financing, Inc., Term Loan B, First Lien, 3/22/32(e) ........................ 75,000 73,992
310,838
Health Care (1.1%):
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien, 10.83% (SOFR03M+650bps),
2/18/27(d) ........................................................ 136,390 54,102
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien, 9.79%
(SOFR03M+550bps), 10/2/28(d) ........................................ 238 237
LifeScan Global Corporation, Initial Term Loan, First Lien, 10.82% (SOFR03M+650bps),
12/31/26(d) ....................................................... 226,236 142,529
196,868
Industrials (1.2%):
Cotiviti Corp., Initial Fixed Rate Term Loans, First Lien, 4/30/31(e) ................... 75,000 73,781
The GEO Group, Inc., Term Loan, First Lien, 9.58% (SOFR01M+525bps), 4/13/29(d) ..... 42,919 43,327
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien, 9.32% (SOFR01M+500bps),
5/15/28(d) ........................................................ 49,417 48,840
Twitter, Inc., Tranche B-1 Loan, First Lien, 10/29/29(e) ............................ 50,000 49,672
215,620
Total Senior Secured Loans (Cost $1,242,676) 1,062,410
Corporate Bonds (64.9%)
Communication Services (10.7%):
AMC Networks, Inc., 10.25%, 1/15/29, Callable 1/15/26 @ 105.13(f) ................. 125,000 129,557
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @
102.13(f) ......................................................... 315,000 259,107
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
6/15/25 @ 104(f) ................................................... 250,000 219,387
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30, Callable 10/1/26 @ 103.94(f) ....... 244,000 239,412
Consolidated Communications, Inc., 6.50%, 10/1/28, Callable 4/14/25 @ 103.25(f) ........ 57,500 55,633
CSC Holdings LLC, 11.75%, 1/31/29, Callable 1/31/26 @ 105.88(f) .................. 100,000 96,937
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 5/4/25 @ 100(f) ........... 181,000 63,127

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Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 8/15/27, Callable 5/4/25 @ 102.94(f) ............................... $ 14,000 $ 13,572
10.00%, 2/15/31, Callable 2/15/27 @ 105(f) ................................ 78,000 74,841
Frontier Communications Holdings LLC
5.88%, 10/15/27, Callable 5/4/25 @ 101.47(f) .............................. 230,000 230,030
6.75%, 5/1/29, Callable 5/4/25 @ 101.69(f) ................................ 60,000 60,273
Gray Media, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(f) ............................. 44,000 45,963
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(f) ............................. 49,000 30,804
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81 ..................... 20,000 17,863
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 5/4/25 @ 101.16(f) ............. 60,000 57,580
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56(f) ......................... 30,000 28,639
Scripps Escrow II, Inc., 3.88%, 1/15/29, Callable 5/4/25 @ 100.97(f)(g) ................ 100,000 78,658
Sinclair Television Group, Inc.
5.50%, 3/1/30, Callable 5/4/25 @ 102.75(f)(g) .............................. 129,000 95,886
8.13%, 2/15/33, Callable 2/15/28 @ 104.06(f) .............................. 23,000 22,693
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69(f) .......... 100,000 95,979
1,915,941
Consumer Discretionary (11.6%):
Acushnet Co., 7.38%, 10/15/28, Callable 10/15/25 @ 103.69(f) ...................... 20,000 20,713
American Axle & Manufacturing, Inc., 6.88%, 7/1/28, Callable 4/14/25 @ 101.72 ......... 125,000 119,273
Amsted Industries, Inc., 6.38%, 3/15/33, Callable 3/15/28 @ 103.19(f) ................. 78,000 77,524
Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(f) ........... 150,000 135,866
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 5/4/25 @
102.31(f) ......................................................... 147,000 132,793
Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable 3/15/27 @ 103.75(f) ............... 100,000 96,944
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(f) ................... 30,000 27,673
Boyne USA, Inc., 4.75%, 5/15/29, Callable 5/4/25 @ 102.38(f) ...................... 46,000 43,349
Caesars Entertainment, Inc.
8.13%, 7/1/27, Callable 4/14/25 @ 102.03(f) ............................... 136,000 136,621
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(f) .............................. 71,000 70,817
Churchill Downs, Inc., 6.75%, 5/1/31, Callable 5/1/26 @ 103.38(f) ................... 40,000 40,303
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
5/4/25 @ 103.38(f) .................................................. 28,000 24,244
Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable 7/15/26 @ 103.19(f) ............... 35,000 35,116
Hanesbrands, Inc., 9.00%, 2/15/31, Callable 2/15/26 @ 104.5(f) ..................... 30,000 31,626
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(f) ........... 60,000 54,373
Las Vegas Sands Corp., 6.20%, 8/15/34, Callable 5/15/34 @ 100 ..................... 13,000 13,061
LGI Homes, Inc., 7.00%, 11/15/32, Callable 11/15/27 @ 103.5(f) .................... 15,000 14,182
Lithia Motors, Inc., 4.38%, 1/15/31, Callable 10/15/25 @ 102.19(f) ................... 352,000 318,963
M/I Homes, Inc., 4.95%, 2/1/28, Callable 4/19/25 @ 101.24 ........................ 65,000 63,069
Newell Brands, Inc., 6.88%, 4/1/36, Callable 10/1/35 @ 100 ........................ 16,000 15,505
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 ............................ 50,000 44,774
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 2/15/28, Callable 5/4/25 @ 101.19(f) ............................... 125,000 116,946
7.75%, 2/15/29, Callable 5/4/25 @ 101.94(f) ............................... 90,000 82,706
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(f) . 30,000 25,552
Saks Global Enterprises LLC, 11.00%, 12/15/29, Callable 12/15/26 @ 105.5(f) ........... 24,000 19,442
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable 5/4/25
@ 103.31(f) ....................................................... 25,000 23,572
Sotheby's, 7.38%, 10/15/27, Callable 4/14/25 @ 100(f) ............................ 80,000 77,573
Taylor Morrison Communities, Inc.
5.75%, 1/15/28, Callable 10/15/27 @ 100(f) ................................ 35,000 34,917
5.13%, 8/1/30, Callable 2/1/30 @ 100(f) .................................. 39,000 37,472
The Gap, Inc., 3.63%, 10/1/29, Callable 5/4/25 @ 101.81(f) ........................ 60,000 54,174
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(f) ..................... 46,000 46,522
ZF North America Capital, Inc., 6.88%, 4/23/32, Callable 2/23/32 @ 100(f) ............. 57,500 53,265
2,088,930
Consumer Staples (4.4%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28,
Callable 5/4/25 @ 103.25(f) ........................................... 200,000 202,636
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 4/14/25 @ 101.03(f) .............. 40,000 37,051
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(f) ...................... 33,000 32,332

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Performance Food Group, Inc., 6.13%, 9/15/32, Callable 9/15/27 @ 103.06(f) ........... $ 150,000 $ 149,392
Post Holdings, Inc.
6.25%, 2/15/32, Callable 2/15/27 @ 103.13(f) .............................. 122,000 122,774
6.38%, 3/1/33, Callable 9/1/27 @ 103.19(f) ................................ 80,000 78,948
Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable 3/1/28 @ 103.19(f) .................. 78,000 78,415
U.S. Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27 @ 102.88(f) ..................... 98,000 95,615
797,163
Energy (3.8%):
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 10/15/25 @ 104.19(f) ............... 75,000 76,448
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(f) ................ 40,000 41,051
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35, Callable 2/15/30 @ 103.63(f) .... 172,000 164,431
Murphy Oil Corp., 6.00%, 10/1/32, Callable 10/1/27 @ 103 ........................ 40,000 38,441
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(f) ................. 55,000 48,898
Permian Resources Operating LLC, 5.88%, 7/1/29, Callable 5/4/25 @ 102.94(f) .......... 120,000 118,528
SM Energy Co., 7.00%, 8/1/32, Callable 8/1/27 @ 103.5(f) ......................... 35,000 34,447
Sunoco LP
7.25%, 5/1/32, Callable 5/1/27 @ 103.63(f) ................................ 40,000 41,321
6.25%, 7/1/33, Callable 7/1/28 @ 103.13(f) ................................ 50,000 49,999
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29, Callable
2/15/26 @ 103.69(f) ................................................. 20,000 20,080
Venture Global LNG, Inc., 9.88%, 2/1/32, Callable 2/1/27 @ 104.94(f) ................. 40,000 42,497
676,141
Financials (3.7%):
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30, Callable 5/15/26 @ 103.75(f) ....... 27,000 27,480
Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable 10/1/26 @ 104(f) .................. 125,000 127,884
Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(f) .......................... 127,000 128,338
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(f) ............. 100,000 104,118
Credit Acceptance Corp., 6.63%, 3/15/30, Callable 3/15/27 @ 103.31(f) ................ 16,000 15,784
EZCORP, Inc., 7.38%, 4/1/32, Callable 4/1/28 @ 103.69(f) ......................... 25,000 25,370
Ford Motor Credit Co. LLC, 6.50%, 2/7/35, Callable 11/7/34 @ 100 .................. 5,000 4,903
Level 3 Financing, Inc., 3.88%, 10/15/30, Callable 4/14/25 @ 101.81(f) ................ 49,000 37,244
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(f) .................. 20,000 18,119
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(f) ..................... 16,000 17,346
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.88%,
5/15/29, Callable 5/4/25 @ 102.44(f) ..................................... 16,000 14,973
PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26 @ 104.44(f)(g) .................... 40,000 41,800
Rfna LP, 7.88%, 2/15/30, Callable 2/15/27 @ 103.94(f) ............................ 35,000 34,650
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(f) ......................................................... 20,000 20,172
Starwood Property Trust, Inc., 7.25%, 4/1/29, Callable 10/1/28 @ 100(f) ............... 35,000 35,946
654,127
Health Care (4.9%):
Acadia Healthcare Co., Inc., 7.38%, 3/15/33, Callable 3/15/28 @ 103.69(f) ............. 15,000 15,006
CHS/Community Health Systems, Inc.
5.25%, 5/15/30, Callable 5/15/25 @ 102.63(f) .............................. 25,000 20,616
10.88%, 1/15/32, Callable 2/15/27 @ 105.44(f) ............................. 90,000 88,973
DaVita, Inc., 6.88%, 9/1/32, Callable 9/1/27 @ 103.44(f) ........................... 250,000 251,578
Embecta Corp., 5.00%, 2/15/30, Callable 2/15/27 @ 101.25(f) ....................... 15,000 13,438
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31 ................... 16,000 15,008
Medline Borrower LP
3.88%, 4/1/29, Callable 5/4/25 @ 101.94(f) ................................ 46,000 42,985
5.25%, 10/1/29, Callable 5/4/25 @ 102.63(f) ............................... 57,500 55,182
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29, Callable 4/1/26 @ 103.13(f) .. 35,000 35,466
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @
102.56(f) ......................................................... 50,000 43,636
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 5/4/25 @ 102.69(f) ............. 60,000 57,731
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(f) .................... 120,000 107,526
Tenet Healthcare Corp.
5.13%, 11/1/27, Callable 4/19/25 @ 100 .................................. 78,000 76,849
6.13%, 10/1/28, Callable 5/4/25 @ 101.53 ................................. 39,000 38,815
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(f) ........... 16,000 15,950
878,759

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Industrials (13.4%):
Alta Equipment Group, Inc., 9.00%, 6/1/29, Callable 6/1/26 @ 104.5(f)(g) .............. $ 57,000 $ 49,893
American Airlines, Inc.
7.25%, 2/15/28, Callable 5/4/25 @ 103.63(f) ............................... 125,000 124,364
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(f) ............................. 100,000 101,530
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(f) ................ 46,149 45,146
Axon Enterprise, Inc., 6.25%, 3/15/33, Callable 3/15/28 @ 103.13(f) .................. 15,000 15,186
Brightline East LLC, 11.00%, 1/31/30, Callable 5/9/27 @ 105.5(f) .................... 70,000 61,644
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32, Callable 2/1/28 @ 103.75(f) 21,000 19,999
Builders FirstSource, Inc., 6.38%, 3/1/34, Callable 3/1/29 @ 103.19(f) ................. 75,000 74,608
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/19/25 @ 101.03(f) ................ 30,000 28,015
Cornerstone Building Brands, Inc., 9.50%, 8/15/29, Callable 8/15/26 @ 104.75(f) ......... 53,000 44,067
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31, Callable 7/15/27 @ 103.38(f) 75,000 75,416
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(f) ......................... 16,000 16,240
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(f) .............. 40,000 39,953
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 9/20/31, Callable 8/27/27 @ 104.94(f) ... 42,000 41,431
Masterbrand, Inc., 7.00%, 7/15/32, Callable 7/15/27 @ 103.5(f) ...................... 28,000 27,984
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 5/4/25 @ 101.63(f) ........................................... 112,500 112,966
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(f) ................. 37,000 37,710
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(f) ..................... 45,000 44,502
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(f)(g) ............... 45,000 44,934
RXO, Inc., 7.50%, 11/15/27, Callable 5/4/25 @ 103.75(f) .......................... 40,000 41,137
Sensata Technologies, Inc., 6.63%, 7/15/32, Callable 7/15/27 @ 103.31(f) .............. 35,000 34,745
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(f) ............................. 75,000 80,182
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(f) ............................. 145,000 160,224
Standard Industries, Inc.
4.38%, 7/15/30, Callable 7/15/25 @ 102.19(f) .............................. 175,000 161,420
3.38%, 1/15/31, Callable 7/15/25 @ 101.69(f) .............................. 150,000 130,451
Star Leasing Co. LLC, 7.63%, 2/15/30, Callable 2/15/27 @ 103.81(f) .................. 23,000 22,121
The ADT Security Corp., 4.88%, 7/15/32(f) .................................... 30,000 28,003
The Hertz Corp., 12.63%, 7/15/29, Callable 7/15/27 @ 106.31(f) ..................... 50,000 45,128
TKC Holdings, Inc., 10.50%, 5/15/29, Callable 5/4/25 @ 105.25(f)(g) ................. 72,000 71,808
TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27 @ 103(f) ........................ 150,000 147,567
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(f) .................... 30,000 30,516
United Rentals North America, Inc., 6.13%, 3/15/34, Callable 3/15/29 @ 103.06(f) ........ 260,000 260,486
Waste Pro USA, Inc., 7.00%, 2/1/33, Callable 2/1/28 @ 103.5(f) ..................... 20,000 20,131
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 5/4/25 @ 102.42(f) ............... 125,000 126,606
XPO, Inc., 7.13%, 6/1/31, Callable 6/1/26 @ 103.56(f) ............................ 43,000 44,113
2,410,226
Information Technology (2.6%):
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(f) .............................. 50,000 48,611
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(f) ............................... 5,000 4,986
Diebold Nixdorf, Inc., 7.75%, 3/31/30, Callable 12/18/26 @ 103.88(f) ................. 16,000 16,626
Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable 12/1/26 @ 103.25(f) ................. 40,000 39,450
EquipmentShare.com, Inc., 8.00%, 3/15/33, Callable 9/15/27 @ 104(f) ................. 75,000 75,547
Gen Digital, Inc.
7.13%, 9/30/30, Callable 9/30/25 @ 103.56(f) .............................. 16,000 16,359
6.25%, 4/1/33, Callable 4/1/28 @ 103.13(f) ................................ 16,000 15,950
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(f) ............... 31,000 26,888
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(f) ............... 57,500 50,893
Rocket Software, Inc., 9.00%, 11/28/28, Callable 5/1/25 @ 103(f) .................... 40,000 41,249
S&S Holdings LLC, 8.38%, 10/1/31, Callable 10/1/27 @ 104.19(f) ................... 50,000 47,373
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(f) ............................ 50,000 50,739
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 6,000 5,031
Zebra Technologies Corp., 6.50%, 6/1/32, Callable 6/1/27 @ 103.25(f) ................. 28,000 28,350
468,052
Materials (5.1%):
AAR Escrow Issuer LLC, 6.75%, 3/15/29, Callable 3/15/26 @ 103.38(f) ............... 75,000 76,128
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28, Callable 10/15/25 @ 105.13(f) .... 121,000 124,349
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 50,000 46,929

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @ 103.13(f) ........................ $ 16,000 $ 15,856
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 5/4/25 @ 100.84(f) ............. 60,000 54,967
Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable 3/15/27 @ 103.5(f) ................... 50,000 47,991
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32, Callable 4/15/28 @ 103.38(f) ...... 25,000 25,164
Dcli Bidco LLC, 7.75%, 11/15/29, Callable 11/15/26 @ 103.88(f) .................... 37,000 38,063
Knife River Corp., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(f) ...................... 75,000 78,281
LABL, Inc.
9.50%, 11/1/28, Callable 11/1/25 @ 104.75(f) .............................. 35,000 29,656
8.63%, 10/1/31, Callable 10/1/27 @ 104.31(f) .............................. 35,000 26,031
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 5/4/25 @ 100.91(f) ................. 30,000 28,089
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(f) .................. 50,000 50,259
Sealed Air Corp., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(f) ..................... 55,000 55,685
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31, Callable 11/15/26 @ 104.44(f) ....... 45,000 46,640
The Chemours Co., 8.00%, 1/15/33, Callable 1/15/28 @ 104(f) ...................... 158,000 147,672
United States Steel Corp., 6.88%, 3/1/29, Callable 4/19/25 @ 101.72 .................. 30,000 30,125
921,885
Real Estate (3.2%):
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(f) .... 40,000 42,434
Forestar Group, Inc., 6.50%, 3/15/33, Callable 3/15/28 @ 103.25(f) ................... 30,000 29,366
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 50,000 49,295
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 5/4/25 @ 101.5(f) ................................ 30,000 28,377
6.50%, 4/1/32, Callable 4/1/27 @ 103.25(f) ................................ 50,000 49,927
Service Properties Trust
8.63%, 11/15/31, Callable 11/15/26 @ 104.31(f) ............................. 20,000 21,096
8.88%, 6/15/32, Callable 6/15/27 @ 104.44 ................................ 95,000 94,094
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(f) ................ 218,500 194,723
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28, Callable
9/15/25 @ 105.25(f) ................................................. 65,000 69,088
578,400
Utilities (1.5%):
Calpine Corp.
5.13%, 3/15/28, Callable 5/4/25 @ 100.85(f) ............................... 125,000 123,005
4.63%, 2/1/29, Callable 5/4/25 @ 101.16(f) ................................ 95,000 91,158
NRG Energy, Inc., 5.75%, 7/15/29, Callable 4/14/25 @ 102.88(f) ..................... 40,000 39,363
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(f) .............. 15,000 15,293
268,819
Total Corporate Bonds (Cost $12,002,945) 11,658,443
Yankee Dollars (18.9%)
Communication Services (0.6%):
Bell Telephone Co.of Canada/Bell Canada, 6.88% (H15T5Y+239bps), 9/15/55, Callable
6/15/30 @ 100(d) ................................................... 16,000 16,061
Rogers Communications, Inc., 7.00% (H15T5Y+265bps), 4/15/55, Callable 2/14/30 @ 100(d) 16,000 16,025
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 25,000 25,134
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31, Callable 7/15/26 @ 102.38(f) ........... 55,500 48,385
105,605
Consumer Discretionary (5.8%):
Carnival Corp., 6.00%, 5/1/29, Callable 5/4/25 @ 103(f) ........................... 150,000 148,997
Great Canadian Gaming Corp., 8.75%, 11/15/29, Callable 11/15/26 @ 104.38(f) .......... 21,000 21,163
IHO Verwaltungs GmbH, 8.00%, 11/15/32, Callable 11/15/27 @ 104(f)(h) .............. 125,000 119,919
International Game Technology PLC
6.25%, 1/15/27, Callable 7/15/26 @ 100(f) ................................. 50,000 50,396
5.25%, 1/15/29, Callable 5/4/25 @ 101.31(f) ............................... 25,000 24,438
Mattamy Group Corp., 4.63%, 3/1/30, Callable 5/4/25 @ 102.31(f) ................... 36,000 33,104
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 5/4/25 @ 102.69(f) .............. 30,000 27,558
NCL Corp. Ltd.
5.88%, 3/15/26, Callable 12/15/25 @ 100(f) ................................ 40,000 39,909
6.75%, 2/1/32, Callable 2/1/28 @ 103.38(f) ................................ 101,000 99,851
Royal Caribbean Cruises Ltd.
5.63%, 9/30/31, Callable 9/30/27 @ 102.81(f) .............................. 23,000 22,595
6.00%, 2/1/33, Callable 8/1/27 @ 103(f) .................................. 199,000 199,126

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Viking Cruises Ltd., 9.13%, 7/15/31, Callable 7/15/26 @ 104.56(f) ................... $ 10,000 $ 10,681
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 5/4/25 @ 101.41(f) ......... 250,000 246,012
1,043,749
Energy (1.4%):
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100(g) ............. 55,000 42,738
TechnipFMC PLC, 6.50%, 2/1/26, Callable 5/4/25 @ 100(f) ........................ 200,000 200,015
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(f) ..................... 10,000 10,448
253,201
Financials (1.6%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(f) ...................... 30,000 29,845
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(f) .................. 65,000 66,322
Belron UK Finance PLC, 5.75%, 10/15/29, Callable 10/15/26 @ 102.88(f) .............. 35,000 34,758
GGAM Finance Ltd., 5.88%, 3/15/30, Callable 9/15/26 @ 102.94(f) .................. 40,000 39,576
UniCredit SpA, 5.86% (USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(d)(f) ....... 110,000 110,408
280,909
Health Care (1.6%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 4/8/25 @ 101.53(f)(g) ............... 250,000 253,442
Perrigo Finance Unlimited Co., 6.13%, 9/30/32, Callable 9/30/27 @ 103.06 ............. 25,000 24,615
278,057
Industrials (4.6%):
ATS Corp., 4.13%, 12/15/28, Callable 5/4/25 @ 101.03(f) .......................... 30,000 27,851
Avianca Midco 2 PLC, 9.63%, 2/14/30, Callable 2/14/27 @ 104.81(f) ................. 36,000 33,269
Azorra Finance Ltd., 7.75%, 4/15/30, Callable 10/15/26 @ 103.88(f) .................. 140,000 139,577
Bombardier, Inc.
7.88%, 4/15/27, Callable 5/4/25 @ 100(f) ................................. 58,000 58,175
8.75%, 11/15/30, Callable 11/15/26 @ 104.38(f) ............................. 125,000 132,048
7.25%, 7/1/31, Callable 7/1/27 @ 103.63(f) ................................ 30,000 30,137
Cimpress PLC, 7.38%, 9/15/32, Callable 9/15/27 @ 103.69(f) ....................... 20,000 18,330
Fibercop SpA, 7.20%, 7/18/36, Callable 4/18/36 @ 100(f) .......................... 55,000 53,281
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(f)(g) ....... 90,000 86,808
Latam Airlines Group SA, 7.88%, 4/15/30, Callable 10/15/26 @ 103.94(f)(g) ............ 85,000 84,566
Seaspan Corp., 5.50%, 8/1/29, Callable 5/5/25 @ 102.75(f) ......................... 45,000 40,780
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 5/4/25
@ 103.19(f)(g) ..................................................... 147,000 128,827
833,649
Information Technology (0.5%):
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25 ................................ 30,000 31,874
9.63%, 12/1/32, Callable 12/1/27 @ 104.81 ................................ 55,000 61,832
93,706
Materials (2.8%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(f) ............ 10,000 10,292
Aris Mining Corp., 8.00%, 10/31/29, Callable 10/31/26 @ 104(f) ..................... 15,000 15,237
Ivanhoe Mines Ltd., 7.88%, 1/23/30, Callable 1/23/27 @ 103.94(f) ................... 178,000 179,222
Mineral Resources Ltd., 9.25%, 10/1/28, Callable 10/1/25 @ 104.63(f) ................. 40,000 39,965
NOVA Chemicals Corp.
9.00%, 2/15/30, Callable 8/15/26 @ 104.5(f) ............................... 200,000 214,991
7.00%, 12/1/31, Callable 12/1/27 @ 103.5(f) ............................... 25,000 26,071
Novelis, Inc., 6.88%, 1/30/30, Callable 1/30/27 @ 103.44(f)(g) ...................... 24,000 24,281
510,059
Total Yankee Dollars (Cost $3,321,697) 3,398,935
Shares
Exchange-Traded Funds (2.8%)
iShares BB Rated Corporate Bond ETF ....................................... 11,000 508,310
Total Exchange-Traded Funds (Cost $505,120) 508,310
Collateral for Securities Loaned (3.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(i) ........ 172,463 172,463
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(i) ............ 172,463 172,463

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(i) ................ 172,463 $ 172,463
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(i) . 172,463 172,463
Total Collateral for Securities Loaned (Cost $689,852) 689,852
Total Investments (Cost $17,763,871) — 96.3% 17,317,956
Other assets in excess of liabilities — 3.7% 659,511
NET ASSETS - 100.00% $ 17,977,467
At March 31, 2025, the Fund's investments in foreign securities were 19.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(d) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2025.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$14,166,064 and amounted to 78.8% of net assets.
(g) All or a portion of this security is on loan.
(h) Up to 8.75% of the coupon may be PIK.
(i) Rate disclosed is the daily yield on March 31, 2025.
bps
—
Basis points
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2025.

Schedule of Portfolio Investments
March 31, 2025
Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (97.5%)
Australia (6.2%):
Consumer Discretionary (1.4%):
Aristocrat Leisure Ltd. ................................................... 36,548 $ 1,477,759
Financials (1.2%):
Macquarie Group Ltd. ................................................... 10,594 1,318,070
Health Care (0.8%):
CSL Ltd. ............................................................. 5,735 902,410
Materials (1.8%):
BHP Group Ltd. ........................................................ 80,284 1,947,472
Real Estate (1.0%):
Scentre Group ......................................................... 525,114 1,110,765
6,756,476
Austria (1.1%):
Financials (1.1%):
BAWAG Group AG(a) ................................................... 11,005 1,135,214
Belgium (1.2%):
Information Technology (0.5%):
Melexis NV ........................................................... 9,735 548,110
Materials (0.7%):
Solvay SA, Class A ..................................................... 20,955 745,336
1,293,446
Denmark (2.9%):
Consumer Discretionary (1.0%):
Pandora A/S .......................................................... 6,699 1,026,809
Health Care (1.9%):
Novo Nordisk A/S, Class B ................................................ 30,520 2,087,135
3,113,944
France (7.6%):
Consumer Discretionary (1.9%):
FDJ UNITED(a) ....................................................... 24,587 773,583
LVMH Moet Hennessy Louis Vuitton SE ...................................... 2,025 1,253,922
2,027,505
Consumer Staples (1.3%):
L'Oreal SA ........................................................... 3,882 1,442,777
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 3,453 523,544
Industrials (2.7%):
Rexel SA ............................................................. 42,684 1,150,265
Safran SA ............................................................ 6,755 1,778,311
2,928,576
Information Technology (0.3%):
Capgemini SE ......................................................... 2,172 326,330
Materials (0.9%):
Arkema SA ........................................................... 13,279 1,016,693
8,265,425
Germany (10.1%):
Communication Services (0.8%):
CTS Eventim AG & Co. KGaA ............................................. 8,713 874,026
Consumer Discretionary (0.8%):
Volkswagen AG, Preference Shares .......................................... 8,644 881,935
Financials (2.8%):
Allianz SE, Registered Shares .............................................. 8,040 3,076,698

Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Industrials (2.1%):
Siemens AG, Registered Shares ............................................. 9,831 $ 2,270,219
Information Technology (2.7%):
SAP SE .............................................................. 10,976 2,940,738
Utilities (0.9%):
RWE AG ............................................................. 26,596 949,646
10,993,262
Hong Kong (2.7%):
Financials (1.6%):
AIA Group Ltd. ........................................................ 233,000 1,763,837
Real Estate (1.1%):
CK Asset Holdings Ltd. .................................................. 290,000 1,173,365
2,937,202
Ireland (0.7%):
Materials (0.7%):
James Hardie Industries PLC(b) ............................................ 33,096 789,623
Italy (2.1%):
Financials (0.9%):
Banco BPM SpA ....................................................... 94,013 956,589
Utilities (1.2%):
Enel SpA ............................................................. 160,379 1,300,922
2,257,511
Japan (20.8%):
Communication Services (1.8%):
Capcom Co. Ltd. ....................................................... 43,600 1,076,260
Kakaku.com, Inc. ....................................................... 61,600 882,378
1,958,638
Consumer Discretionary (2.6%):
Toyota Motor Corp. ..................................................... 113,700 2,010,177
ZOZO, Inc. ........................................................... 86,400 827,633
2,837,810
Consumer Staples (0.8%):
Toyo Suisan Kaisha Ltd. .................................................. 14,400 852,351
Financials (3.5%):
Mizuho Financial Group, Inc. .............................................. 67,500 1,852,699
Tokio Marine Holdings, Inc. ............................................... 49,300 1,918,166
3,770,865
Health Care (2.3%):
Hoya Corp. ........................................................... 12,500 1,410,919
Shionogi & Co. Ltd. ..................................................... 72,400 1,093,004
2,503,923
Industrials (5.6%):
Fuji Electric Co. Ltd. .................................................... 21,200 906,416
MISUMI Group, Inc. .................................................... 46,500 774,081
Mitsubishi Heavy Industries Ltd. ............................................ 104,400 1,793,163
Nippon Yusen KK ...................................................... 31,600 1,044,459
Sanwa Holdings Corp. ................................................... 50,500 1,620,733
6,138,852
Information Technology (3.2%):
Disco Corp. ........................................................... 4,000 816,996
Fujitsu Ltd. ........................................................... 68,300 1,359,413
Oracle Corp. .......................................................... 11,900 1,252,444
3,428,853
Real Estate (1.0%):
Sumitomo Realty & Development Co. Ltd. .................................... 29,000 1,089,777
22,581,069

Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Netherlands (6.2%):
Communication Services (1.3%):
Koninklijke KPN NV .................................................... 335,173 $ 1,419,545
Financials (1.9%):
ING Groep NV ........................................................ 104,573 2,048,528
Industrials (1.4%):
Wolters Kluwer NV ..................................................... 9,662 1,504,196
Information Technology (1.6%):
ASM International NV ................................................... 2,238 1,019,746
ASML Holding NV ..................................................... 1,141 755,013
1,774,759
6,747,028
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 35,707 681,148
Norway (1.3%):
Industrials (1.3%):
Kongsberg Gruppen ASA ................................................. 9,234 1,354,578
Spain (3.7%):
Communication Services (0.0%):(c)
Telefonica SA ......................................................... 1 4
Financials (2.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 197,939 2,701,135
Industrials (1.2%):
Aena SME SA(a) ....................................................... 5,700 1,337,118
4,038,257
Sweden (1.8%):
Consumer Staples (0.4%):
Essity AB, Class B(d) .................................................... 16,990 482,894
Industrials (1.4%):
Atlas Copco AB, Class B ................................................. 108,028 1,519,692
2,002,586
Switzerland (12.0%):
Consumer Staples (3.8%):
Coca-Cola HBC AG ..................................................... 33,454 1,514,839
Nestle SA, Registered Shares .............................................. 26,348 2,663,241
4,178,080
Financials (2.7%):
Partners Group Holding AG ............................................... 785 1,117,466
UBS Group AG ........................................................ 58,868 1,808,515
2,925,981
Health Care (5.5%):
Novartis AG, Registered Shares ............................................. 25,371 2,818,589
Roche Holding AG ...................................................... 9,571 3,150,793
5,969,382
13,073,443
United Kingdom (16.5%):
Communication Services (0.9%):
Auto Trader Group PLC(a) ................................................ 98,086 948,274
Consumer Discretionary (1.7%):
Greggs PLC ........................................................... 26,836 605,665
Next PLC ............................................................ 8,215 1,183,354
1,789,019
Consumer Staples (3.9%):
Imperial Brands PLC .................................................... 53,806 1,990,546

Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Unilever PLC ......................................................... 37,815 $ 2,255,885
4,246,431
Energy (3.1%):
BP PLC .............................................................. 172,419 967,338
Shell PLC ............................................................ 66,625 2,424,714
3,392,052
Financials (4.5%):
Barclays PLC ......................................................... 632,053 2,376,092
HSBC Holdings PLC .................................................... 224,469 2,544,209
4,920,301
Materials (1.4%):
Rio Tinto PLC ......................................................... 25,593 1,535,551
Utilities (1.0%):
Centrica PLC .......................................................... 537,365 1,040,278
17,871,906
Total Common Stocks (Cost $74,519,881) 105,892,118
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 1,564 127,826
Total Exchange-Traded Funds (Cost $102,181) 127,826
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(e) ........ 90,045 90,045
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(e) ............ 90,045 90,045
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(e) ............... 90,045 90,045
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(e) . 90,045 90,045
Total Collateral for Securities Loaned (Cost $360,180) 360,180
Total Investments (Cost $74,982,242) — 97.9% 106,380,124
Other assets in excess of liabilities — 2.1% 2,273,004
NET ASSETS - 100.00% $ 108,653,128
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was $4,194,189 and amounted to 3.9% of net assets.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) All or a portion of this security is on loan.
(e) Rate disclosed is the daily yield on March 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series

(Unaudited)
Security Description Shares . Value
Common Stocks (95.8%)
Communication Services (4.0%):
Alphabet, Inc., Class A ................................................... 101,570 $ 15,706,785
Take-Two Interactive Software, Inc.(a) ........................................ 75,560 15,659,810
31,366,595
Consumer Discretionary (5.1%):
LKQ Corp. ........................................................... 467,030 19,867,456
Mattel, Inc.(a) ......................................................... 507,540 9,861,502
Toll Brothers, Inc. ...................................................... 92,220 9,737,510
39,466,468
Consumer Staples (7.3%):
Keurig Dr. Pepper, Inc. ................................................... 729,110 24,950,144
Mondelez International, Inc., Class A ......................................... 240,850 16,341,673
U.S. Foods Holding Corp.(a) ............................................... 243,930 15,967,658
57,259,475
Energy (6.9%):
Enterprise Products Partners LP ............................................. 540,060 18,437,648
Exxon Mobil Corp. ..................................................... 218,130 25,942,201
Valero Energy Corp. ..................................................... 73,440 9,699,221
54,079,070
Financials (21.3%):
Cboe Global Markets, Inc. ................................................ 112,120 25,371,635
Citigroup, Inc. ......................................................... 329,820 23,413,922
Everest Group Ltd. ...................................................... 75,560 27,453,215
Fairfax Financial Holdings Ltd. ............................................. 14,100 20,380,669
JPMorgan Chase & Co. .................................................. 67,360 16,523,408
KeyCorp ............................................................. 1,616,290 25,844,477
The PNC Financial Services Group, Inc. ...................................... 96,920 17,035,628
The Progressive Corp. ................................................... 33,750 9,551,587
165,574,541
Health Care (17.4%):
AbbVie, Inc. .......................................................... 85,190 17,849,009
GE HealthCare Technologies, Inc. ........................................... 94,670 7,640,816
Johnson & Johnson ..................................................... 76,410 12,671,834
McKesson Corp. ....................................................... 20,960 14,105,870
Medtronic PLC ........................................................ 173,620 15,601,493
Merck & Co., Inc. ...................................................... 147,170 13,209,979
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 1,061,840 16,320,481
The Cigna Group ....................................................... 73,610 24,217,690
UnitedHealth Group, Inc. ................................................. 27,065 14,175,294
135,792,466
Industrials (15.0%):
CACI International, Inc., Class A(a) ......................................... 31,650 11,613,018
FedEx Corp. .......................................................... 50,790 12,381,586
General Dynamics Corp. .................................................. 32,390 8,828,866
Johnson Controls International PLC .......................................... 97,160 7,783,488
Leidos Holdings, Inc. .................................................... 68,230 9,206,956
PACCAR, Inc. ......................................................... 105,955 10,316,838
Regal Rexnord Corp. .................................................... 67,100 7,639,335
RTX Corp. ............................................................ 77,351 10,245,913
Sensata Technologies Holding PLC .......................................... 397,110 9,637,860
SS&C Technologies Holdings, Inc. .......................................... 260,190 21,733,671
The Toro Co. .......................................................... 103,610 7,537,628
116,925,159
Information Technology (7.5%):
Amphenol Corp., Class A ................................................. 94,820 6,219,244
Analog Devices, Inc. .................................................... 47,890 9,657,976
Applied Materials, Inc. ................................................... 47,860 6,945,443
Corpay, Inc.(a) ......................................................... 45,570 15,891,170
Salesforce, Inc. ........................................................ 35,680 9,575,085

Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Zebra Technologies Corp.(a) ............................................... 35,530 $ 10,039,357
58,328,275
Materials (2.7%):
PPG Industries, Inc. ..................................................... 108,020 11,811,987
Sealed Air Corp. ....................................................... 328,510 9,493,939
21,305,926
Real Estate (4.5%):
Alexandria Real Estate Equities, Inc. ......................................... 73,380 6,788,384
Camden Property Trust ................................................... 117,970 14,427,731
Equity LifeStyle Properties, Inc. ............................................ 202,900 13,533,430
34,749,545
Utilities (4.1%):
American Electric Power Co., Inc. ........................................... 111,310 12,162,844
Exelon Corp. .......................................................... 425,640 19,613,491
31,776,335
Total Common Stocks (Cost $598,098,727) 746,623,855
Total Investments (Cost $598,098,727) — 95.8% 746,623,855
Other assets in excess of liabilities — 4.2% 32,352,696
NET ASSETS - 100.00% $ 778,976,551
At March 31, 2025, the Fund's investments in foreign securities were 10.2% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

(Unaudited)
Security Description Shares . Value
Common Stocks (94.2%)
Communication Services (0.4%):
Reddit, Inc., Class A(a) ................................................... 1,960 $ 205,604
Consumer Discretionary (10.4%):
American Eagle Outfitters, Inc. ............................................. 64,780 752,744
Champion Homes, Inc.(a) ................................................. 10,220 968,447
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 5,620 653,943
OneSpaWorld Holdings Ltd. ............................................... 35,840 601,754
RH(a) ............................................................... 2,250 527,422
The Cheesecake Factory, Inc.(b) ............................................ 15,640 761,042
Under Armour, Inc., Class C(a) ............................................. 48,710 289,824
Universal Technical Institute, Inc.(a) ......................................... 29,320 752,938
Warby Parker, Inc., Class A(a) .............................................. 32,450 591,564
5,899,678
Consumer Staples (4.6%):
Natural Grocers by Vitamin Cottage, Inc. ...................................... 16,820 676,164
The Honest Co., Inc.(a) ................................................... 139,760 656,872
The Simply Good Foods Co.(a) ............................................. 19,070 657,724
The Vita Coco Co., Inc.(a) ................................................ 21,010 643,957
2,634,717
Energy (2.6%):
Archrock, Inc. ......................................................... 11,070 290,477
Matador Resources Co. ................................................... 13,850 707,596
Permian Resources Corp. ................................................. 35,570 492,645
1,490,718
Financials (8.3%):
Euronet Worldwide, Inc.(a) ................................................ 7,420 792,827
FirstCash Holdings, Inc. .................................................. 4,720 567,910
Palomar Holdings, Inc.(a) ................................................. 3,436 471,007
Payoneer Global, Inc.(a) .................................................. 124,610 910,899
TWFG, Inc.(a) ......................................................... 10,600 327,646
Walker & Dunlop, Inc. ................................................... 2,690 229,618
Wintrust Financial Corp. .................................................. 6,710 754,607
WisdomTree, Inc. ....................................................... 74,534 664,843
4,719,357
Health Care (22.4%):
Adaptive Biotechnologies Corp.(a) .......................................... 75,260 559,182
AnaptysBio, Inc.(a) ..................................................... 16,740 311,197
Apogee Therapeutics, Inc.(a) ............................................... 9,510 355,294
Arcellx, Inc.(a) ........................................................ 6,390 419,184
Biohaven Ltd.(a) ....................................................... 10,120 243,285
Crinetics Pharmaceuticals, Inc.(a) ........................................... 8,510 285,425
Disc Medicine, Inc.(a) ................................................... 7,870 390,667
Glaukos Corp.(a) ....................................................... 4,480 440,922
Guardant Health, Inc.(a) .................................................. 9,900 421,740
HealthEquity, Inc.(a) .................................................... 5,120 452,454
Insmed, Inc.(a) ......................................................... 11,430 871,995
Inspire Medical Systems, Inc.(a) ............................................ 2,640 420,499
Janux Therapeutics, Inc.(a) ................................................ 8,184 220,968
Krystal Biotech, Inc.(a) ................................................... 2,110 380,433
Lantheus Holdings, Inc.(a) ................................................ 3,640 355,264
Madrigal Pharmaceuticals, Inc.(a) ........................................... 2,170 718,769
MoonLake Immunotherapeutics(a)(b) ........................................ 10,570 412,970
Phreesia, Inc.(a) ........................................................ 20,250 517,590
PROCEPT BioRobotics Corp.(a) ............................................ 7,150 416,559
RadNet, Inc.(a) ........................................................ 11,650 579,238
Revolution Medicines, Inc.(a) .............................................. 11,880 420,077
RxSight, Inc.(a) ........................................................ 13,800 348,450
SI-BONE, Inc.(a) ....................................................... 30,510 428,055
SpringWorks Therapeutics, Inc.(a) ........................................... 12,210 538,827
Spyre Therapeutics, Inc.(a) ................................................ 10,985 177,243
Surgery Partners, Inc.(a) .................................................. 4,120 97,850

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Twist Bioscience Corp.(a) ................................................. 13,440 $ 527,654
Vaxcyte, Inc.(a) ........................................................ 7,540 284,710
Vera Therapeutics, Inc.(a) ................................................. 8,640 207,533
Vericel Corp.(a) ........................................................ 14,292 637,709
Viridian Therapeutics, Inc.(a) .............................................. 22,690 305,861
12,747,604
Industrials (20.0%):
AAON, Inc. ........................................................... 4,330 338,303
AeroVironment, Inc.(a) ................................................... 2,890 344,459
Applied Industrial Technologies, Inc. ......................................... 4,960 1,117,686
Chart Industries, Inc.(a) .................................................. 4,610 665,500
FTAI Aviation Ltd. ...................................................... 10,970 1,217,999
Korn Ferry ........................................................... 5,320 360,856
Moog, Inc., Class A ..................................................... 2,150 372,703
Mueller Water Products, Inc., Class A ........................................ 15,700 399,094
NEXTracker, Inc., Class A(a) .............................................. 13,960 588,274
Paylocity Holding Corp.(a) ................................................ 5,320 996,649
Powell Industries, Inc. ................................................... 2,100 357,693
Primoris Services Corp. .................................................. 10,940 628,065
Rocket Lab USA, Inc.(a) ................................................. 11,390 203,653
RXO, Inc.(a) .......................................................... 40,280 769,348
SPX Technologies, Inc.(a) ................................................. 7,000 901,460
Tecnoglass, Inc. ........................................................ 7,840 560,952
The AZEK Co., Inc.(a) ................................................... 10,530 514,812
Watts Water Technologies, Inc., Class A ....................................... 1,410 287,527
Zurn Elkay Water Solutions Corp. ........................................... 22,300 735,454
11,360,487
Information Technology (22.1%):
ACI Worldwide, Inc.(a) .................................................. 14,530 794,936
Appfolio, Inc., Class A(a) ................................................. 1,732 380,867
Badger Meter, Inc. ...................................................... 1,400 266,350
Bitdeer Technologies Group(a)(b) ........................................... 13,180 116,380
Box, Inc., Class A(a) .................................................... 23,930 738,480
Braze, Inc., Class A(a) ................................................... 16,110 581,249
Confluent, Inc., Class A(a) ................................................ 24,280 569,123
Credo Technology Group Holding Ltd.(a) ..................................... 4,120 165,459
CyberArk Software Ltd.(a) ................................................ 990 334,620
Fabrinet(a) ............................................................ 5,770 1,139,633
Freshworks, Inc., Class A(a) ............................................... 37,300 526,303
Gitlab, Inc., Class A(a) ................................................... 14,640 688,080
Itron, Inc.(a) .......................................................... 7,230 757,415
Life360, Inc.(a) ........................................................ 6,760 259,516
MACOM Technology Solutions Holdings, Inc.(a) ................................ 6,900 692,622
Mirion Technologies, Inc.(a) ............................................... 42,010 609,145
Onto Innovation, Inc.(a) .................................................. 4,570 554,524
Q2 Holdings, Inc.(a) ..................................................... 11,420 913,714
Semtech Corp.(a) ....................................................... 21,550 741,320
ServiceTitan, Inc.(a)(b) ................................................... 5,890 560,198
SimilarWeb Ltd.(a) ...................................................... 23,820 196,991
Varonis Systems, Inc.(a) .................................................. 25,100 1,015,295
12,602,220
Materials (2.8%):
Avient Corp. .......................................................... 15,520 576,723
Balchem Corp. ......................................................... 4,630 768,580
Titan America SA(a) ..................................................... 17,433 235,694
1,580,997
Real Estate (0.6%):
National Storage Affiliates Trust ............................................ 9,350 368,390
Total Common Stocks (Cost $55,284,581) 53,609,772

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Collateral for Securities Loaned (1.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(c) ........ 265,968 $ 265,968
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 265,968 265,968
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(c) ............... 265,968 265,968
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(c) . 265,968 265,968
Total Collateral for Securities Loaned (Cost $1,063,872) 1,063,872
Total Investments (Cost $56,348,453) — 96.1% 54,673,644
Other assets in excess of liabilities — 3.9% 2,219,708
NET ASSETS - 100.00% $ 56,893,352
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.

Schedule of Portfolio Investments
March 31, 2025
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (99.7%)
Argentina (0.5%):
Financials (0.5%):
Grupo Financiero Galicia SA, ADR(a) ........................................ 1,952 $ 106,325
Brazil (7.2%):
Communication Services (0.6%):
TIM SA .............................................................. 41,500 130,926
Consumer Discretionary (1.3%):
Cury Construtora e Incorporadora SA ........................................ 26,600 114,456
Smartfit Escola de Ginastica e Danca SA ...................................... 28,800 103,076
Vibra Energia SA ....................................................... 31,525 98,241
315,773
Energy (1.1%):
Petroleo Brasileiro SA, ADR ............................................... 18,035 258,622
Financials (2.0%):
B3 SA - Brasil Bolsa Balcao ............................................... 97,400 207,245
Itau Unibanco Holding SA, ADR ............................................ 46,265 254,457
461,702
Industrials (1.1%):
Embraer SA, ADR(a) .................................................... 3,024 139,709
WEG SA ............................................................. 16,400 130,154
269,863
Real Estate (0.4%):
Multiplan Empreendimentos Imobiliarios SA ................................... 23,400 92,690
Utilities (0.7%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 8,600 153,746
1,683,322
Chile (1.0%):
Consumer Discretionary (1.0%):
Falabella SA .......................................................... 58,125 242,583
Financials (0.0%):(b)
Banco de Credito e Inversiones SA .......................................... 1 37
242,620
China (29.5%):
Communication Services (8.7%):
China Tower Corp. Ltd., Class H(a)(c) ........................................ 69,400 93,488
Kingnet Network Co. Ltd., Class A .......................................... 49,400 109,572
NetEase, Inc. .......................................................... 17,200 353,344
Tencent Holdings Ltd. ................................................... 21,030 1,343,776
Tencent Music Entertainment Group, ADR ..................................... 9,685 139,561
2,039,741
Consumer Discretionary (8.9%):
Alibaba Group Holding Ltd., Class W ........................................ 56,648 937,327
BYD Co. Ltd. ......................................................... 6,000 303,829
Hisense Home Appliances Group Co. Ltd., Class H ............................... 29,000 97,290
JD.com, Inc., Class SW(a) ................................................ 11,700 240,695
Meituan, Class W(a)(c) ................................................... 19,200 386,364
Zhejiang Shuanghuan Driveline Co. Ltd., Class A ................................ 24,600 120,985
2,086,490
Consumer Staples (1.0%):
Giant Biogene Holding Co. Ltd.(c) .......................................... 13,800 125,489
Tsingtao Brewery Co. Ltd., Class H .......................................... 14,000 100,820
226,309
Energy (1.2%):
PetroChina Co. Ltd., Class H .............................................. 344,000 278,910
Financials (3.9%):
China Construction Bank Corp., Class H ...................................... 428,000 379,291

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
China Merchants Bank Co. Ltd., Class H ...................................... 32,500 $ 192,697
China Pacific Insurance Group Co. Ltd., Class H ................................ 40,600 127,915
Huatai Securities Co. Ltd., Class A .......................................... 97,700 223,047
922,950
Health Care (0.3%):
Aurisco Pharmaceutical Co. Ltd., Class A ...................................... 24,800 74,310
Industrials (1.1%):
Henan Pinggao Electric Co. Ltd., Class A ...................................... 42,200 101,522
Range Intelligent Computing Technology Group Co. Ltd. .......................... 10,500 82,631
Yutong Bus Co. Ltd., Class A .............................................. 22,200 81,321
265,474
Information Technology (3.0%):
Foxconn Industrial Internet Co. Ltd., Class A ................................... 73,200 204,421
Luxshare Precision Industry Co. Ltd., Class A ................................... 23,200 131,272
Xiaomi Corp., Class W(a)(c) ............................................... 58,000 367,020
702,713
Materials (1.0%):
China Hongqiao Group Ltd. ............................................... 71,000 146,877
Shanjin International Gold Co. Ltd., Class A .................................... 35,600 94,979
241,856
Real Estate (0.4%):
Greentown China Holdings Ltd. ............................................ 65,000 92,191
6,930,944
Hong Kong (0.5%):
Consumer Discretionary (0.5%):
Bosideng International Holdings Ltd. ......................................... 228,000 116,990
Hungary (0.4%):
Health Care (0.4%):
Richter Gedeon Nyrt .................................................... 3,301 91,162
India (17.8%):
Consumer Discretionary (1.3%):
Crompton Greaves Consumer Electricals Ltd. ................................... 24,501 101,212
Mahindra & Mahindra Ltd.(a) .............................................. 6,212 192,827
294,039
Financials (4.5%):
ICICI Bank Ltd., ADR ................................................... 20,583 648,776
LIC Housing Finance Ltd. ................................................. 39,617 260,019
Shriram Finance Ltd. .................................................... 20,033 152,998
1,061,793
Health Care (3.2%):
Dr Reddy's Laboratories Ltd.(a) ............................................. 26,092 348,650
Sun Pharmaceutical Industries Ltd. .......................................... 20,239 410,162
758,812
Industrials (2.6%):
Bharat Electronics Ltd. ................................................... 44,922 157,144
BLS International Services Ltd. ............................................. 22,802 105,734
Larsen & Toubro Ltd. .................................................... 8,616 350,401
613,279
Information Technology (1.8%):
Infosys Ltd., ADR ...................................................... 23,039 420,462
Materials (3.1%):
Hindalco Industries Ltd.(a) ................................................ 26,979 214,095
UltraTech Cement Ltd. ................................................... 1,900 254,864
Vedanta Ltd. .......................................................... 25,686 138,423
Welspun Corp. Ltd. ..................................................... 12,745 128,551
735,933

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Utilities (1.3%):
Power Grid Corp. of India Ltd. ............................................. 87,179 $ 295,045
4,179,363
Indonesia (2.7%):
Energy (0.4%):
PT United Tractors Tbk .................................................. 62,600 88,768
Financials (2.3%):
PT Bank Mandiri Persero Tbk(a) ............................................ 432,900 134,429
PT Bank Rakyat Indonesia Persero Tbk ....................................... 1,695,300 409,932
544,361
633,129
Mexico (2.5%):
Consumer Staples (0.5%):
Coca-Cola Femsa SAB de CV, ADR ......................................... 1,216 111,009
Financials (1.6%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 54,130 375,469
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV(d) ....................................... 47,917 109,667
596,145
Netherlands (0.6%):
Real Estate (0.6%):
NEPI Rockcastle NV .................................................... 18,904 136,941
Panama (0.5%):
Industrials (0.5%):
Copa Holdings SA, Class A ................................................ 1,204 111,322
Poland (1.6%):
Consumer Discretionary (0.6%):
LPP SA .............................................................. 29 132,376
Financials (1.0%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 12,369 241,605
373,981
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC(a)(e)(f) ................................................... 117,150 —
Rosneft Oil Co. PJSC, GDR(a)(e)(f) ......................................... 48,095 —
—
Financials (0.0%):
Sberbank of Russia PJSC, ADR(a)(e)(f) ....................................... 31,735 —
—
Saudi Arabia (3.5%):
Consumer Discretionary (0.5%):
United Electronics Co. ................................................... 4,677 117,146
Financials (2.6%):
Alinma Bank .......................................................... 49,081 400,662
Saudi Awwal Bank ...................................................... 20,960 209,380
610,042
Industrials (0.4%):
Riyadh Cables Group Co. ................................................. 2,795 94,486
821,674
Singapore (0.9%):
Consumer Discretionary (0.9%):
Trip.com Group Ltd., ADR ................................................ 3,451 219,415
South Africa (1.9%):
Consumer Discretionary (0.3%):
Foschini Group Ltd. ..................................................... 10,233 69,520

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Financials (1.6%):
Capitec Bank Holdings Ltd. ............................................... 969 $ 164,876
Nedbank Group Ltd. ..................................................... 14,325 201,315
366,191
435,711
South Korea (9.9%):
Communication Services (1.1%):
Krafton, Inc.(a) ........................................................ 465 106,355
SK Telecom Co. Ltd. .................................................... 3,878 146,095
252,450
Financials (1.8%):
DB Insurance Co. Ltd. ................................................... 1,231 74,372
KB Financial Group, Inc. ................................................. 3,035 164,531
KIWOOM Securities Co. Ltd. .............................................. 879 76,064
Samsung Securities Co. Ltd. ............................................... 3,792 117,424
432,391
Health Care (0.5%):
Classys, Inc. .......................................................... 1,789 69,081
T&L Co. Ltd. .......................................................... 977 50,368
119,449
Industrials (2.2%):
Hanwha Aerospace Co. Ltd. ............................................... 381 163,732
HD Hyundai Electric Co. Ltd. .............................................. 541 110,422
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 859 118,304
Hyundai Rotem Co. Ltd. .................................................. 1,818 130,767
523,225
Information Technology (4.3%):
Samsung Electronics Co. Ltd. .............................................. 16,731 663,398
SK Hynix, Inc. ......................................................... 2,543 339,044
1,002,442
2,329,957
Taiwan (13.4%):
Industrials (0.3%):
Fortune Electric Co. Ltd. ................................................. 4,600 63,419
Information Technology (13.1%):
Chroma ATE, Inc. ...................................................... 9,000 78,651
Compeq Manufacturing Co. Ltd. ............................................ 72,000 124,425
Elite Material Co. Ltd. ................................................... 6,000 100,503
Gold Circuit Electronics Ltd. ............................................... 18,600 115,211
King Yuan Electronics Co. Ltd. ............................................. 34,000 92,278
Lotes Co. Ltd. ......................................................... 1,000 42,315
Quanta Computer, Inc. ................................................... 37,000 257,452
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 77,259 2,176,007
Wiwynn Corp. ......................................................... 2,000 101,287
3,088,129
3,151,548
Thailand (1.5%):
Consumer Staples (0.8%):
CP ALL PCL, NVDR .................................................... 125,100 183,034
Energy (0.7%):
PTT Exploration & Production PCL, NVDR ................................... 51,100 176,042
359,076
Turkey (1.3%):
Consumer Staples (0.4%):
BIM Birlesik Magazalar A/S ............................................... 8,136 98,308
Industrials (0.9%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 33,012 104,351

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 464,042
Rosneft Oil Co. PJSC, GDR ....................................
3/6/2020
298,050
Sberbank of Russia PJSC, ADR ..................................
11/11/2020
416,883
Security Description Shares Value
Pegasus Hava Tasimaciligi A/S(a) ........................................... 15,182 $ 103,084
207,435
305,743
United Arab Emirates (0.8%):
Real Estate (0.8%):
Emaar Properties PJSC ................................................... 50,599 183,256
United Kingdom (0.4%):
Health Care (0.4%):
Hikma Pharmaceuticals PLC ............................................... 3,626 91,583
United States (1.3%):
Consumer Discretionary (0.4%):
Samsonite Group SA(c) .................................................. 39,900 94,635
Health Care (0.9%):
BeiGene Ltd.(a) ........................................................ 9,400 198,826
293,461
Total Common Stocks (Cost $19,536,863) 23,393,668
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(g) ........ 28,937 28,937
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(g) ............ 28,937 28,937
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(g) ............... 28,937 28,937
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(g) . 28,937 28,937
Total Collateral for Securities Loaned (Cost $115,748) 115,748
Total Investments (Cost $19,652,611) — 100.2% 23,509,416
Liabilities in excess of other assets — (0.2)% (41,830)
NET ASSETS - 100.00% $ 23,467,586
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was $1,066,996 and amounted to 4.5% of net assets.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2025.
(f) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(g) Rate disclosed is the daily yield on March 31, 2025.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company